Other Reserves - Schedule of Other Reserves (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share option reserve
Total other reserves	£ 72,137	£ 66,887
Other Reserves
Disclosure Of Other Reserves [Line Items]
Own share reserve	(339)	(339)	£ (339)
Foreign currency translation reserve	(17)	(22)	(10)
Capital reserve	42,466	42,466	42,466
Share option reserve
Balance at beginning of year	24,782	20,620	17,564
Share-based payments	6,974	4,823	3,289
Exercise of share options	(1,222)	(68)	(132)
Forfeiture of share options	(310)	(518)	(63)
Lapse of share options	(197)	(75)	(38)
Balance at end of year	30,027	24,782	20,620
Total other reserves	£ 72,137	£ 66,887	£ 62,737